Notes to the statement of financial position - Inventories narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation And Qualifying Accounts Disclosure1 [Line Items]
Expense for damaged, obsolete and lost inventories	€ 2,446	€ 5,865	€ 3,021
Inventory Valuation Reserve
Valuation And Qualifying Accounts Disclosure1 [Line Items]
Impairment allowance on inventories	€ 1,432	€ 4,208	€ 3,399